Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Significant Accounting Policies [Line Items]
Number of operating segments | Segment	1
Goodwill impairment losses	$ 0	$ 0	$ 0
Deferred revenue	1,707,100,000	1,481,900,000
Revenue expected to be recognized from remaining performance obligations	2,013,600,000	1,679,800,000
Revenue expected to be recognized from remaining performance obligations, 2019	1,366,500,000
Provision for estimated sales returns, rebates, stock rotations, and other customer rights	$ 10,400,000	6,900,000
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	6.00%
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	$ 4,100,000	$ 3,700,000	$ 5,200,000
Anti-dilutive shares excluded from computation of earnings per share amount | shares	4.9	6.2	4.9
Trade receivables, net	$ 597,800,000	$ 540,800,000
Right of use assets	22,000,000.0
Lease liabilities	23,300,000
Rent expenses	$ 8,100,000	13,100,000	$ 11,100,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right of use assets
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Lease liabilities
Manufacturing partner and supplier liabilities
Significant Accounting Policies [Line Items]
Significant costs associated with exposure	$ 0	0
Other Long Term Assets
Significant Accounting Policies [Line Items]
Deferred commission	17,100,000	18,100,000
Amortisation of contracted capitalised costs	11,600,000	15,300,000	13,100,000
Security Subscriptions and Software Updates and Maintenance
Significant Accounting Policies [Line Items]
Deferred revenue	1,108,600,000	1,011,900,000
Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, notional amount	171,100,000	396,200,000
Foreign Exchange Forward Contracts | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, notional amount	155,000,000.0	37,700,000
Foreign Exchange Forward Contracts | Financial Income | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	(600,000)	24,800,000	16,700,000
Foreign Exchange Forward Contracts | Operating Expenses | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	$ 1,100,000	$ 5,900,000	$ 1,300,000
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	4 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years